COREFUNDS, INC.
                           Class A - Individual Shares

               Supplement dated August 1, 1997 to the Statement of
                   Additional Information dated June 30, 1997.

This supplement provides new and additional information beyond that contained in the Statement of Additional Information. It should be retained and read in conjunction with such Statement of Additional Information.

Effective August 1, 1997, the following dealers may receive an amount of up to 1% of the total value of Fund shares purchased by their clients in transactions where the client has purchased more than $1,000,000 of shares and has not paid a sales charge on such purchase:


American Capital Corporation
Kidder, Peabody
Inv. Planning Assoc.
Wheat, First Securities, Inc.
AG Edwards
Fahnestock
Ilicob Sales Corp.
Smith Barney
Gruntal & Co.
US Life Equity Sales
MIMLIC Sales Corp.
First Affiliated Securities
Hempshire Capital Corp.
First Long Island Securities
New England Securities
Valley National Inv. Inc.
Walnut St. Securities, Inc.
Philadelphia Life Asset Planning Co.


Linsco Private Ledger
Sec. American Inc.
Planners Independent
Liberty Securities
National Financial c/o Meridian Securities
SEI Investment Distribution Co.
MAM Basic Plan Unit IRA
Meridian Securities
Delaware Trust
Meridian Asset Management
Conestoga Trust Account
CoreStates Securities Corp.
UniFinancial Dealers
CoreStates Bank, Trust Administration
Securities Research of New York
Fidelity Eq. Services Company
East Shore Partners



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



COR-A-032-06A



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                                 COREFUNDS, INC.
                                Equity Index Fund

                 Supplement dated August 1, 1997 to the Class A
                   Individual Prospectus dated June 30, 1997.

This supplement provides new and additional information beyond that contained in the prospectus. It should be retained and read in conjunction with such prospectus.

Effective August 1, 1997 through October 31, 1997, SEI Investments Distribution Co. (the "Distributor") will reallow 100% of the sales charge collected on shares of the Equity Index Fund sold by the following dealers:

the following dealers may receive an amount of up to 1% of the total value of Fund shares purchased by their clients in transactions where the clients has purchased more than $1,000,000 of shares and has not paid a sales charge on such purchase:

American Capital Corporation
Kidder, Peabody
Inv. Planning Assoc.
Wheat, First Securities, Inc.
AG Edwards
Fahnestock
Ilicob Sales Corp.
Smith Barney
Gruntal & Co.
US Life Equity Sales
MIMLIC Sales Corp.
First Affiliated Securities
Hempshire Capital Corp.
First Long Island Securities
New England Securities
Valley National Inv. Inc.
Walnut St. Securities, Inc.
Philadelphia Life Asset Planning Co.


Linsco Private Ledger
Sec. American Inc.
Planners Independent
Liberty Securities
National Financial c/o Meridian Securities
SEI Investment Distribution Co.
MAM Basic Plan Unit IRA
Meridian Securities
Delaware Trust
Meridian Asset Management
Conestoga Trust Account
CoreStates Securities Corp.
UniFinancial Dealers
CoreStates Bank, Trust Administration
Securities Research of New York
Fidelity Eq. Services Company
East Shore Partners



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



COR-A-046-06A